As filed with the Securities and Exchange Commission on September 28, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21200

                  NEUBERGER BERMAN REAL ESTATE INCOME FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Real Estate Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Real Estate Income Fund Inc.
----------------------------------------------------


NUMBER OF SHARES                                 MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                                ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (123.9%)                                                      84,990  Brandywine Realty Trust                2,050
APARTMENTS (20.0%)                                                          69,800  Highwoods Properties                   2,271
     57,500   Apartment Investment &                                        86,700  Kilroy Realty                          5,586
               Management                             2,429(E)              89,900  Mack-Cali Realty                       3,470
     73,000   Archstone-Smith Trust                   4,191                 30,400  Maguire Properties                       870
     18,900   AvalonBay Communities                   2,041                                                            ----------
     69,500   Camden Property Trust                   3,820                                                               19,409
     46,000   Education Realty Trust                    605            OFFICE - INDUSTRIAL (4.2%)
     38,800   Home Properties                         1,796                 36,500  Duke Realty                            1,193
     61,200   Mid-America Apartment                                         76,300  Liberty Property Trust                 2,862
               Communities                            2,762(E)                                                         ----------
     70,900   UDR, Inc.                               1,637(E)                                                             4,055
                                                -----------
                                                     19,281            REGIONAL MALLS (6.2%)
COMMERCIAL FINANCING (14.0%)                                                30,000  CBL & Associates Properties              957(OO)
     127,500  Capital Trust                           3,943                 195,600 Glimcher Realty Trust                  4,158(E)
      12,200  CBRE Realty Finance                       113                 21,100  Pennsylvania REIT                        822
     146,100  Crystal River Capital                   2,541                                                            ----------
     158,400  Gramercy Capital                        3,832(E)                                                             5,937
     301,400  NorthStar Realty Finance                3,041(E)         SELF STORAGE (1.0%)
                                                -----------                 23,100  Sovran Self Storage                      996
                                                     13,470
COMMUNITY CENTERS (7.0%)                                               TOTAL COMMON STOCKS                               119,461
      26,600  Cedar Shopping Centers                    334            (COST $87,613)                                  ----------
     191,400  Tanger Factory Outlet Centers           6,399(E)
                                                -----------            PREFERRED STOCKS (14.3%)
                                                      6,733            APARTMENTS (0.7%)
                                                                            27,000  Apartment Investment
DIVERSIFIED (20.8%)                                                                 & Management, Ser. T                     675
      99,600  Colonial Properties Trust               3,445
       2,700  Crescent Real Estate Equities              61            COMMERCIAL FINANCING (0.9%)
     143,500  iStar Financial                         5,214                 20,000  Newcastle Investment, Ser. B             442
      98,640  Lexington Realty Trust                  1,861(E)              25,300  Newcastle Investment, Ser. D             442
      29,300  Macquarie Infrastructure                1,166                                                            ----------
      78,000  Vornado Realty Trust                    8,348                                                                  884
                                                -----------            COMMUNITY CENTERS (1.6%)
                                                     20,095                 10,000  Developers Diversified Realty,
HEALTH CARE (19.6%)                                                                   Ser. I                                 249
     106,300  Health Care Property Investors          2,896(E)              13,100  Ramco-Gershenson Properties
      84,700  Health Care REIT                        3,109(E)                        Trust, Ser. B                          328(E)
      76,800  Nationwide Health Properties            1,830                 17,000  Saul Centers, Ser. A                     425
      95,700  OMEGA Healthcare Investors              1,238                 21,000  Tanger Factory Outlet Centers,
     301,200  Ventas, Inc.                            9,825                          Ser. C                                  519
                                                -----------                                                            ----------
                                                     18,898                                                                1,521
INDUSTRIAL (9.1%)                                                      DIVERSIFIED (0.5%)
     394,700  DCT Industrial Trust                    3,868                 19,500  Crescent Real Estate Equities,           495(OO)
      42,800  EastGroup Properties                    1,765                          Ser. B
      81,900  First Industrial Realty Trust           3,170(E)         HEALTH CARE (2.5%)
                                                -----------                 56,000     LTC Properties, Ser. E              2,429
                                                      8,803
LODGING (1.9%)                                                         LODGING (3.7%)
     54,500   Ashford Hospitality Trust                 557                 22,800  Eagle Hospitality Properties
     32,000   Hospitality Properties Trust            1,227                           Trust, Ser. A                          433
                                                -----------                 20,400  Felcor Lodging Trust, Ser. A             488
                                                      1,784                 14,600  Hersha Hospitality Trust, Ser. A         364
                                                                            13,000  LaSalle Hotel Properties, Ser. D         302
OFFICE (20.1%)                                                              21,000  LaSalle Hotel Properties, Ser. E         518
     588,600  American Financial Realty Trust                               20,000  Strategic Hotels & Resorts, Ser. B       504
               Trust                                  5,162(E)


See Notes to Schedule of Investments


                                                       JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Real Estate Income Fund Inc. con't
----------------------------------------------------------


NUMBER OF SHARES                                MARKET VALUE(+)
                                               ($000'S OMITTED)
     37,200   Strategic Hotels & Resorts,
               Ser. C                                   920
                                                -----------
                                                      3,529
OFFICE - INDUSTRIAL (3.1%)
     15,000   Digital Realty Trust, Ser. A              383
     10,900   Digital Realty Trust, Ser. B              272(E)
     50,000   LBA Realty                              2,300
                                                -----------
                                                      2,955
REGIONAL MALLS (1.3%)
     32,000   Glimcher Realty Trust, Ser. F             794
     13,500   Glimcher Realty Trust, Ser. G             331
      7,200   Taubman Centers, Ser. G                   178
                                                -----------
                                                      1,303

TOTAL PREFERRED STOCKS                               13,791
(COST $13,250)                                  -----------

CONVERTIBLE PREFERRED STOCKS (1.2%)

DIVERSIFIED (1.2%)
     45,200   Crescent Real Estate Equities,
               Ser. A
              (COST $820)                             1,136

SHORT-TERM INVESTMENTS (28.9%)
  3,696,916   Neuberger Berman Prime Money
               Fund Trust Class                       3,697(@)
 24,145,101   Neuberger Berman Securities
               Lending Quality Fund, LLC             24,145(++)
                                                -----------

TOTAL SHORT-TERM INVESTMENTS                         27,842(#)
(COST $27,842)                                  -----------

TOTAL INVESTMENTS (168.3%)
(COST $129,525)                                     162,230(##)
Liabilities, less cash, receivables and other
 assets [(24.7%)]                                  (23,810)(@@)
Liquidation Value of Auction Preferred Shares
 [(43.6%)]                                         (42,000)
                                                -----------
TOTAL NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                             $  96,420
                                                -----------




See Notes to Schedule of Investments

                                                       JULY 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by Neuberger Berman Real Estate Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)     At cost, which approximates market value.

(##) At July 31, 2007, the cost of investments for U.S. federal income tax purposes was $129,525,000. Gross unrealized appreciation of investments was $39,209,000 and gross unrealized depreciation of investments was $6,504,000, resulting in net unrealized appreciation of $32,705,000, based on cost for U.S. federal income tax purposes.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)     All  or a portion of this security is on loan.

(@@) At July 31, 2007, the Fund had outstanding interest rate swap contracts as follows:

                                                              RATE TYPE
                                                   --------------------------------
                                                    FIXED-RATE        VARIABLE-RATE   ACCRUED NET
                                                      PAYMENTS             PAYMENTS      INTEREST      UNREALIZED   TOTAL
SWAP                 NOTATIONAL      TERMINATION   MADE BY THE          RECEIVED BY    RECEIVABLE    APPRECIATION    FAIR
COUNTER PARTY            AMOUNT             DATE          FUND          THE FUND(1)     (PAYABLE)  (DEPRECIATION)   VALUE

Citibank, N.A.     $13,000,000     Feb. 12, 2008        3.396%               5.320%       $13,896       $127,446 $141,342

Citibank, N.A.      13,000,000     Feb. 12, 2010        3.923%               5.320%        10,089        335,337  345,426
                                                                                           ------        -------  -------
                                                                                          $23,985       $462,783 $486,768

(1) 30 day LIBOR (London Interbank Offered Rate) at July 20, 2007.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Income Fund Inc.

By: /s/ Peter E. Sundman
   --------------------------------------
        Peter E. Sundman
        Chief Executive Officer

Date: September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Peter E. Sundman
   --------------------------------------
        Peter E. Sundman
        Chief Executive Officer

Date: September 25, 2007

By: /s/ John M. McGovern
   --------------------------------------
        John M. McGovern
        Treasurer and Principal Financial
        and Accounting Officer

Date: September 25, 2007